15007974

Received SEC

SEP 02 2015

Washington, DC 20549

Nasdaq
805 King Farm Blvd.
Rockville, MD 20850 / USA
Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

001-37531

By Electronic Mail

September 2, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated August 5, 2015, we advised you that The Nasdaq Stock Market (the "Exchange") had received a Form 8-A from GC Aesthetics plc for registration of its ordinary shares and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company wishes to withdraw its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery